Financial instruments (Details 6) - Recurring basis - CHF (SFr) SFr in Millions	6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Net assets/liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, net assets/liabilities	SFr 14,851	SFr 16,545
Transfers in, net assets/liabilities	2,007	1,603
Transfers out, net assets/liabilities	(445)	(1,447)
Purchases, net assets/liabilities	7,869	8,219
Sales, net assets/liabilities	(8,434)	(10,724)
Issuances, net assets/liabilities	(2,994)	(726)
Settlements, net assets/liabilities	197	136
Gain (loss) on transfers in/out included in trading revenues, net assets/liabilities	(41)	(195)
Gain (loss) on all other activity included in trading revenues, net assets/liabilities	509	695
Gain (loss) on transfers in/out included in other revenues, net assets/liabilities	(5)	(4)
Gain (loss) on all other activity included in other revenues, net assets/liabilities	(249)	171
Foreign currency translation impact, net assets/liabilities	(1,010)	25
Balance at beginning of period, net assets/liabilities	SFr 12,255	SFr 14,298